Intangible assets and goodwill	12 Months Ended
Dec. 31, 2010
Intangible assets and goodwill
Intangible assets and goodwill

10.  Intangible assets and goodwill

A.    Intangible assets

Intangible assets are comprised of the following:

		December 31, 2010
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17	$630	$(108)	$522
Intellectual property	9	306	(166)	140
Other	13	197	(72)	125
Total finite-lived intangible assets	14	1,133	(346)	787
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$1,151	$(346)	$805

		December 31, 2009
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$396	$(75)	$321
Intellectual property	10	211	(143)	68
Other	11	130	(54)	76
Total intangible assets	15	$737	$(272)	$465

		December 31, 2008
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$388	$(50)	$338
Intellectual property	10	210	(122)	88
Other	11	122	(37)	85
Total intangible assets	15	$720	$(209)	$511

During 2010, we acquired finite-lived intangible assets aggregating $409 million primarily due to purchases of Electro-Motive Diesel, Inc. (EMD) ($329 million), GE Transportation’s Inspection Products business ($28 million), JCS Company, Ltd. (JCS) ($12 million) and FCM Rail Ltd. (FCM) ($10 million).  Also, associated with the purchase of EMD, we acquired $18 million of indefinite-lived intangible assets.  See Note 23 for details on these business combinations.

During 2008, the Cat Japan share redemption resulted in additional finite-lived intangible assets of $54 million.  In 2008, we acquired finite-lived intangible assets of $17 million due to the purchase of Lovat Inc.  See Note 23 for details on these business combinations.  Also in 2008, we acquired finite-lived intangible assets of $32 million from other acquisitions.

Finite-lived intangible assets are amortized over their estimated useful lives and tested for impairment if events or changes in circumstances indicate that the asset may be impaired.  Indefinite-lived intangible assets are tested for impairment at least annually.

Amortization expense related to intangible assets was $76 million, $61 million and $61 million for 2010, 2009 and 2008, respectively.

Amortization expense related to intangible assets is expected to be:

(Millions of dollars)
2011	2012	2013	2014	2015	Thereafter
$86	$80	$73	$69	$63	$434

B.   Goodwill

During 2010, we acquired net assets with related goodwill of $286 million as part of the purchase of EMD.  In 2010, we also acquired net assets with related goodwill as part of the purchases of FCM ($17 million), GE Transportation’s Inspection Products business ($15 million), JCS ($8 million) and other acquisitions ($8 million).  See Note 23 for details on the acquisition of these assets.

During 2008, the Cat Japan share redemption resulted in $206 million of goodwill.  In 2008, we also acquired net assets with related goodwill as part of the purchase of Gremada Industries, Inc. ($41 million) and Lovat Inc. ($22 million).  See Note 23 for details on these business combinations.  Also during 2008, we acquired net assets with related goodwill of $8 million from other acquisitions.

See Note 1L regarding the accounting policy for goodwill and impairment testing.  No goodwill was impaired or disposed of during 2010 or 2008.

The 2009 annual impairment test, completed in the fourth quarter, indicated the fair value of each of our reporting units was well above its respective carrying value with the exception of our Forest Products reporting unit, included in the Resource Industries segment.  Because the carrying value of Forest Products exceeded its fair value, step two in the impairment test process was required.  We allocated the fair value to the unit’s assets and liabilities and determined the implied fair value of the goodwill was insignificant.  Accordingly, a goodwill impairment charge of $22 million for Forest Products was recognized in Other operating (income) expense in Statement 1.  The primary factor contributing to the impairment was the historic decline in demand for purpose built forest product machines caused by the significant reduction in U.S. housing construction, lower prices for pulp, paper, and wood product commodities, and reduced capital availability in the forest products industry.

As discussed in Note 22 – Segment Information, during the first quarter of 2011, we revised our reportable segments in line with the changes to our organizational structure that were announced during 2010.  Our reporting units did not change as a result of the changes to our reportable segments.

The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2010, 2009 and 2008 were as follows:

(Millions of dollars)

	Construction Industries	Resource Industries	Power Systems	Other(1)	Consolidated Total
Balance at January 1, 2008	$86	$47	$1,742	$88	$1,963
Business combinations	206	22	8	41	277
Other adjustments(2)	27	(3)	(3)	—	21
Balance at December 31, 2008	319	66	1,747	129	2,261
Impairments	—	(22)	—	—	(22)
Other adjustments(2)	23	3	4	—	30
Balance at December 31, 2009	342	47	1,751	129	2,269
Business combinations	5	3	326	—	334
Other adjustments(2)	10	1	—	—	11
Balance at December 31, 2010	$357	$51	$2,077	$129	$2,614

(1)      Includes all other operating segments (See Note 22).

(2)      Other adjustments are comprised primarily of foreign currency translation.